OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES

NOTE 9: OTHER CURRENT LIABILITIES

Other current liabilities consist of the following as of December 31, 2022 and 2021:

Details	2022	2021
Proceeds on account of machinery and equipment to be sold as part of Arai restructuring (see also note 14B)	$60,121	$-
Tax payables	7,953	10,272
Hedging transactions payables	6,947	3,040
Interest payable on debt	253	588
Others	1,078	2,109
	$76,352	$16,009